Loans payable	12 Months Ended
Dec. 31, 2022
Loans payable
Loans payable

10.Loans payable:

(a)	Bank loans:

	TMS
	Device	Credit	Promissory
	Loans (i)	Facility (ii)	notes (iii)	Total
Total, December 31, 2021	$54,149	$13,512,484	$—	$13,566,633
Short Term	39,723	474,269	—	513,992
Long Term	$14,426	$13,038,215	$—	$13,052,641

Total, December 31, 2022	$201,345	$52,036,483	$166,325	$52,404,153
Short Term	141,066	2,214,175	21,094	2,376,335
Long Term	$60,279	$49,822,308	$145,231	$50,027,818

10.Loans payable (continued):

	TMS
	Device	Credit	Promissory
	Loans (i)	Facility (ii)	notes (iii)	Total

Total, December 31, 2021	$54,149	$13,512,484	$—	$13,566,633
Additions through business combinations (note 5(b))	244,522	—	157,296	401,818
Proceeds from bank loans	—	55,000,000	—	55,000,000
Repayment of bank loans	(107,789)	(13,589,985)	—	(13,697,774)
Interest expense	10,463	4,446,859	9,029	4,446,351
Interest paid	—	(3,365,466)	—	(3,365,466)
Conversion instrument	—	(892,950)	—	(892,950)
Capitalized financing costs	—	(3,074,459)	—	(3,074,459)
Total, December 31, 2022	$201,345	$52,036,483	$166,325	$52,404,153

Undiscounted cash flows for bank loans as at December 31, 2022, inclusive of principal, interest and conversion options are as follows:

	TMS
	Device	Credit	Promissory
	Loans (i)	Facility (ii)	notes (iii)	Total

2023	$152,627	$5,741,611	—	$5,894,238
2024	60,247	5,658,909	—	5,719,156
2025	2,097	5,646,131	237,972	5,886,200
2026	—	31,270,777	—	31,270,777
2027	—	39,776,026	—	39,776,026
Thereafter	—	—	—	—
Total cash payments	$214,971	$88,093,454	$237,972	$88,546,397

(i)	TMS Device loans

During the year ended December 31, 2018, the Company assumed loans from four separate banking institutions that were previously extended for the purchase of TMS devices to non-controlling interest holder partners. The TMS device loans were assumed as part of partnerships with local physicians, behavioral health groups or other strategic investors, which own minority interests in certain TMS Center subsidiaries. These TMS device loans bear an average interest rate of 10% with average monthly blended interest and capital payments of $1,575 and mature or have matured during the years ended or ending December 31, 2019 to December 31, 2023, as the case may be. There are no covenants associated with these loans. The loans related to one of the banking institutions were repaid during the year ended December 31, 2019.

10.Loans payable (continued):

During the year ended December 31, 2019, the Company assumed loans from two separate banking institutions that were previously extended for the purchase of TMS devices to non-controlling interest holder partners. The TMS device loans were assumed as part of partnerships with local physicians, behavioral health groups or other investors, which own minority interests in certain TMS Center subsidiaries. These TMS device loans bear an average interest rate of 13% with average monthly blended interest and capital payments of $1,756 and matured during the year ended December 31, 2021. There are no covenants associated with these loans. The loans were repaid during the year ended December 31, 2021.

During the year ended December 31, 2022, the Company assumed loans as part of the Success TMS Acquisition from three separate financing companies for the purchase of TMS devices. These TMS device loans bear an average interest rate of 9.3% with average monthly blended interest and capital payments of $1,538 and mature during the years ending December 31, 2023 to December 31, 2025. There are no covenants associated with these loans.

During the year ended December 31, 2022, the Company repaid TMS device loans totalling $107,789 (December 31, 2021 - $62,036; December 31, 2020 – $84,634).

(ii)	Madryn Credit Facility

On July 14, 2022, the Company entered into a credit agreement in respect of the Madryn Credit Facility (the “Madryn Credit Agreement”). The Madryn Credit Facility provided the Company with a $55,000,000 term loan (the “Term Loan”) that was funded at closing on July 14, 2022, with an option to draw up to an additional $20,000,000 in a single draw at any time on or prior to December 31, 2024 for the purposes of funding future mergers and acquisition activity. As at December 31, 2022, all amounts borrowed under the Madryn Credit Facility bore interest at a rate equal to the three-month LIBOR rate plus 9.0%, subject to a minimum three-month LIBOR floor of 1.5% (see note 25 – Subsequent Events). The Madryn Credit Facility matures over 63 months and provides for four years of interest-only payments. The initial principal balance of $55,000,000 is due in five equal 3 month installments beginning on September 30, 2026. The Company has granted general security over all assets of the Company in connection with the performance and prompt payment of all obligations of the Madryn Credit Facility. The carrying amount of the Madryn Credit Facility as at December 31, 2022 is $52,036,483 (December 31, 2021 – nil; December 31, 2020 – nil). Transaction costs of $3,074,459 were incurred and are deferred over the term of the Madryn Credit Facility. Amortization of deferred transaction costs for the year ended December 31, 2022 was $358,754 (December 31, 2021 – nil; December 31, 2020 – nil) and was included in interest expense.

The terms of the Madryn Credit Agreement require the Company to satisfy various affirmative and negative covenants and to meet certain financial tests, including but not limited to, consolidated minimum revenue and minimum liquidity covenants that became effective September 30, 2022 and July 14, 2022, respectively. In addition, the Madryn Credit Agreement contains affirmative and negative covenants that limit, among other things, the Company’s ability to incur additional indebtedness outside of what is permitted under the Madryn Credit Agreement, create certain liens on assets, declare dividends and engage in certain types of transactions. The Madryn Credit Agreement also includes customary events of default, including payment and covenant breaches, bankruptcy events and the occurrence of a change of control. The Madryn Credit Facility also requires the Company to deliver to Madryn annual audited financial statements that do not contain any going concern note. As at December 31, 2022, the Company was in compliance with all covenants as a result of the amendments to the covenants signed with Madryn in December 2022. See also note 25 – Subsequent Events.

10.Loans payable (continued):

In accordance with the terms of the Madryn Credit Agreement, the Company has issued conversion instruments (each, a “Conversion Instrument”) to Madryn and certain of its affiliated entities that provide the holders thereof with the option to convert up to $5,000,000 of the outstanding principal amount of the Term Loan into common shares of the Company at a price per share equal to $1.90, subject to customary anti-dilution adjustments. See note 12(d) and note 25(c).

On July 14, 2022, the Company used $15,446,546 of the proceeds from the Madryn Credit Facility to repay in full the outstanding balance owing under the Oxford Credit Facility amounting to $14,838,546, as well as prepayment fees and legal fees incurred amounting to $608,000, and terminated the Oxford Credit Facility. The termination of the Oxford Credit Facility resulted in a loss on extinguishment of $1,831,917. In addition, the Company used $15,154,845 of proceeds from the Madryn Credit Facility to repay various loans previously held by Success TMS, resulting in a loss on extinguishment of $500,000.

(iii)	Promissory notes:

On July 14, 2022, the Company assumed two promissory notes in connection with the Success TMS Acquisition totaling $200,000. The promissory notes bear interest at a rate of 5% per annum and have a maturity date of December 31, 2025. Upon acquisition, the two promissory notes were fair valued using an interest rate of 12%. The carrying value of these promissory notes as at December 31, 2022 is $166,325 (December 31, 2021 – nil). Interest expense for the year ended December 31, 2022 was $9,030 (December 31, 2021 – nil). During the year ended December 31, 2022, the Company repaid promissory notes totalling nil (December 31, 2021 – nil).

(b)	Non-controlling interest loans:

	December 31,	December 31,
	2022	2021
Non-controlling interest loans	$94,136	$85,214

The non-controlling interest holder partners of the Company, from time to time, provide additional capital contributions in the form of capital loans to the Company’s subsidiaries. These loans bear interest at a rate of 10%, compounded on a monthly basis. The loans are unsecured and are repayable subject to certain liquidity and solvency requirements and are classified as current liabilities.

(c)	Forgiveness of loan payable:

During the year ended December 31, 2020, the Company entered into a promissory note with U.S. Bank National Association, evidencing an unsecured loan in the amount of $3,080,760 (the “PPP Loan”) made to the Company under the U.S. Paycheck Protection Program (the “PPP”). The PPP is a program organized by the U.S. Small Business Administration established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”).The PPP Loan had average blended interest and capital payments of $172,145 and was due to mature on January 23, 2023. Payments were deferred for the first 16 months under the PPP Loan with the first interest payment due on August 23, 2021. During the year ended December 31, 2021, as authorized by Section 1106 of the CARES Act, the U.S. Small Business Administration forgave the amount loaned as well as all accrued interest. As a result of the forgiveness of the PPP Loan, all previously net accrued interest in the amount of $47,836 and the principal balance of $3,080,760 had been recorded as a gain in the consolidated statements of net loss and comprehensive loss.